SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Oct. 31, 2015
Accounting Policies [Abstract]
Financial Instruments and Fair Value Measures

Financial Instruments and Fair Value Measures

The book value of cash, accounts receivable, accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of those instruments. The fair value hierarchy under GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - observable inputs other than Level I, quoted prices for similar assets or liabilities in active prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 - assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s Promissory Notes and Second Promissory Notes are based on Level 2 inputs in the ASC 820 fair value hierarchy. The Company calculated the fair value of these instruments by discounting future cash flows using rates representative of current borrowing rates. At October 31, 2015, the Promissory Notes had a fair value of $5,669,058 (April 30, 2015 – $5,479,007) and the Second Promissory Notes had a fair value of $3,344,436 (April 30, 2015 - $1,532,123).

The Company had certain Level 3 liabilities required to be recorded at fair value on a recurring basis in accordance with US GAAP as at October 31, 2015 and April 30, 2015. As at October 31, 2015, the Company’s Level 3 liabilities consisted of the warrants issued in connection with the Company’s offering of equity units in a private placement and warrants issued as financing fees as well as the grant of share purchase options to non-employees.

The resulting Level 3 liabilities have no active market and are required to be measured at their fair value each reporting period based on information that is unobservable.

A summary of the Company’s Level 3 liabilities for the six months ended October 31, 2015 and 2014 is as follows:

	October 31, 2015 $	October 31, 2014 $

Warrants (Note 7)

Beginning fair value	1,128,841	3,211,386
Issuance	130,347	44,601
Change in fair value	(163,078)	(1,947,458)
Ending fair value	1,096,110	1,308,529

Non-employee options (Note 8(c))

Beginning fair value	116,615	68,859
Vesting	40,178	51,809
Change in fair value	5,749	(28,247)
Ending fair value	162,542	92,421

Total Level 3 liabilities	1,258,652	1,400,950

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). There were no assets or liabilities measured at fair value on a nonrecurring basis during the periods ended October 31, 2015 and April 30, 2015.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

The basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. For the six months ended October 31, 2015, loss per share excludes 30,933,349 (2014 – 28,322,661) potentially dilutive common shares (related to outstanding options and warrants) as their effect was anti-dilutive.